Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			3 Months Ended	9 Months Ended				12 Months Ended
	Jan. 17, 2020 CNY (¥) shares	Oct. 31, 2019	Feb. 22, 2019 CNY (¥) shares	Feb. 22, 2019 USD ($) $ / shares shares	Oct. 31, 2017 shares	Oct. 31, 2016 $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Jul. 15, 2020 shares	Oct. 29, 2019 $ / shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 392,576	$ 57,820	¥ 515,193		¥ 515,203
Estimated fair value of Company's ordinary shares | $ / shares						$ 0.77
Share based payment award, stock options granted									72,000	72,000
Common shares, par value | $ / shares								$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001				$ 0.0001
Stock options granted									72,000	72,000
Number of additional shares authorized									91,051	91,051
Third Venture [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued																369,301
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									¥ 167,957	$ 24,737	514,726		514,733
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									224,619	33,083	467		470
Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued																4,019,554
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares																		$ 0.0001
Stock options, repurchased during the period, average price | $ / shares				$ 5.63
Stock options, repurchased during the period, total consideration			¥ 148,308	$ 21,902
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									0	0	1,556		1,566
Share based payment award, maximum shares authorized																	7,686,081
Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									0	0	1,089		1,096
Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									0	$ 0	467		¥ 470
Restricted Shares [Member] | Tranche One [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
Restricted Shares [Member] | Tranche Two [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
Restricted Shares [Member] | Tranche Three [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
Restricted Shares [Member] | One Performance Condition [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								20.00%
Restricted Shares [Member] | Two Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								40.00%
Restricted Shares [Member] | Three Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								60.00%
Restricted Shares [Member] | Four Performance Conditions [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								80.00%
Restricted Shares [Member] | Tranche Four [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
Restricted Shares [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥							¥ 18,700
Number of shares granted							3,650,253
Number of shares cancelled						87,441
Number of shares outstanding						3,932,113
Ordinary shares held, restriction percentage						70.00%
Share based payment award, vesting period		3 years
Restricted Shares [Member] | Founders [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						20.00%
Restricted Shares [Member] | Founders [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage						30.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered, exercise price | $ / shares															$ 1.0
Employee Stock Option [Member] | Director [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense											¥ 148,308	$ 21,902
Employee Stock Option [Member] | Lei Fang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered															130,000
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 741
Share based payment award, maximum shares authorized														100,000
Share based payment award, stock options granted									72,000	72,000
Stock options granted									72,000	72,000
Stock options, exercise price | $ / shares										$ 6.09
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	9,609,084
Share based payment award, maximum shares authorized	9,609,084				13,376,865
Share based payment award, stock options surrendered, exercise price | $ / shares										$ 1.00
Stock options exercisable								8,047,548		8,047,548				0
Number of shares unvested	332,566								336,377	336,377
Total number of shares unvested	332,566								336,377	336,377
Exercise of stock options, shares									115,888	115,888			0	0
2017 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 56,019
2017 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									69,204
2017 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested	83,142
Total number of shares unvested	83,142
2017 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 0
Share based payment award, stock options granted									0	0			640,000	640,000
Stock options granted									0	0			640,000	640,000
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					50.00%
2017 Plan [Member] | Employee Stock Option [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					50.00%
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 91,051													$ 0
Number of shares granted	11,005,888
Share based payment award, maximum shares authorized			14,005,745	14,005,745										15,452,620
Stock options, repurchased during the period									454,940	454,940			454,940	454,940
Stock options exercisable								10,166,671		10,166,671
2018 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 46,312				¥ 365,329
2018 Plan [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 66,496
2018 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage			50.00%	50.00%
2018 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage			50.00%	50.00%
2018 Plan [Member] | Dr. Zang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares				$ 1.0
2018 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Vested And Exercisable Number			10,893,028	10,893,028
2018 Plan [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested	2,544,917
Total number of shares unvested	2,544,917
2018 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									1,328,120	1,328,120
Share based payment award, stock options granted									1,328,120	1,328,120
Share based payment award, stock options granted exercise price | $ / shares										$ 1.00
Stock options granted									1,328,120	1,328,120
2018 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement restricted stock units granted									1,328,120	1,328,120
2018 Plan [Member] | Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 42,644
2018 Plan [Member] | Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									65,259
Amended 2017 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, repurchased during the period			3,435,215	3,435,215
Share Options, Vested And Exercisable Number			3,435,215	3,435,215
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 2,052
Share based payment award, maximum shares authorized																	10,760,513
Share based payment award, stock options granted									1,068,733	1,068,733
Stock options granted									1,068,733	1,068,733
Stock options exercisable								0		0
2020 Plan [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 3,606
2020 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
2020 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
2020 Plan [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
2020 Plan [Member] | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage								25.00%
2020 Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement restricted stock units granted									3,564,798	3,564,798
2020 Plan [Member] | Restricted Shares [Member] | Third One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based comensation equity instruments other than options aggregate fair value vested in period | $								$ 2,000,000
Number of days for calculating the weighted average market value of shares								30 days
2020 Plan [Member] | Restricted Shares [Member] | Second One Third Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares								30 days
Maximum Percentage Reduction In The Weighted Average Market Value Of Shares								20.00%
2020 Plan [Member] | Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 20,189
2020 Plan [Member] | Restricted Shares [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥									¥ 20,054
2020 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period			2 years	2 years	3 years